FINANCIAL INSTRUMENTS - Credit risk (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2020	Dec. 31, 2019
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 1,500
Maximum share of total receivables held by any client (as a percent)	10.35%
Credit risk
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 34,903	Rp 31,301
Credit risk | Cash and cash equivalents
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	20,589	18,241
Credit risk | Trade and other receivables
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	1,303	554
Credit risk | Contract asset
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	11,554	11,272
Credit risk | Other current financial assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	1,239	944
Credit risk | Other non-current financial assets
FINANCIAL RISK MANAGEMENT
Maximum credit exposure	Rp 218	Rp 290